Pension and Other Postretirement Healthcare Benefits - Summary of Expected Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2013	$ 29
2014	28
2015	27
2016	27
2017	27
2018- 2022	131
Retirement Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2013	32
2014	31
2015	31
2016	30
2017	31
2018- 2022	153
Postretirement healthcare plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2013	1
2014	1
2015	1
2016	1
2017	1
2018- 2022	$ 6